Equity Method Investments and VIEs (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
Summarized financial information for the Company's consolidated VIEs consisted of the following as of December 31, 2016:

(In millions)	NRG Wind TE Holdco	Alta TE Holdco	Spring Canyon
Other current and non-current assets	$193	$17	$4
Property, plant and equipment	441	461	100
Intangible assets	2	274	—
Total assets	636	752	104
Current and non-current liabilities	209	9	6
Total liabilities	209	9	6
Noncontrolling interest	139	107	67
Net assets less noncontrolling interests	$288	$636	$31

Equity Method Investments [Table Text Block]
The following table summarizes the Company's equity method investments as of December 31, 2016:

Name	Economic Interest	Investment Balance
		(In millions)
Utah Solar Portfolio (a)	50%	$346
Desert Sunlight	25%	282
GenConn (b)	50%	106
Agua Caliente Borrower 2	16%	96
Elkhorn Ridge (c)	50.3%	85
San Juan Mesa(c)	56.3%	74
NRG DGPV Holdco 1 LLC (d)	95%	75
NRG DGPV Holdco 2 LLC (d)	95%	24
NRG RPV Holdco 1 LLC (d)	95%	71
Avenal	50%	(7)
Total equity investments in affiliates		$1,152

(a) Economic interest based on cash to be distributed. Four Brothers Solar, LLC, Granite Mount Holdings, LLC and Iron Spring Holdings, LLC are tax equity structures and VIEs. The related allocations are described below.
(b) GenConn is a variable interest entity.
(c) San Juan Mesa and Elkhorn Ridge are part of the Wind TE Holdco tax equity structure, as described below. San Juan Mesa and Elkhorn Ridge are owned 75% and 66.7%, respectively, by Wind TE Holdco. The Company owns 75% of the Class B interests in Wind TE Holdco.
(d) Economic interest based on cash to be distributed. NRG DGPV Holdco 1 LLC, NRG DGPV Holdco 2 LLC, and NRG RPV Holdco 1 LLC are tax equity structures and VIEs. The related allocations are described below.

Entities that are not consolidated [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
The following tables present summarized financial information for the Company's significant equity method investments:

	Year Ended December 31,
	2016	2015	2014
Income Statement Data:	(In millions)
GenConn
Operating revenues	$72	$78	$82
Operating income	38	40	40
Net income	26	28	28
Desert Sunlight
Operating revenues	$211	$206	134
Operating income	129	124	74
Net income	80	73	37
Utah Solar Portfolio (a)
Operating revenues	$13	$—	$—
Operating loss	(6)	(1)	—
Net loss	(6)	(1)	—

		As of December 31,
		2016	2015
Balance Sheet Data:		(In millions)
GenConn
Current assets		$36	$36
Non-current assets		389	416
Current liabilities		16	16
Non-current liabilities		196	215
Desert Sunlight
Current assets		$281	$310
Non-current assets		1,401	1,435
Current liabilities		64	82
Non-current liabilities		1,043	1,086
Utah Solar Portfolio (a)
Current assets		$20	$11
Non-current assets		1,105	705
Current liabilities		14	229
Non-current liabilities		38	—